Deferred tax asset (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset
Deferred tax asset	€ 191	€ 217	€ 225
Tax credits
Deferred tax asset
Deferred tax asset	€ 191	€ 217	€ 225